Subsequent events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
33 Subsequent events
Management has not identified events occurred after June 30, 2024, for which, due to their materiality, additional disclosure in the Notes to the unaudited interim condensed financial statements is required.